Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,790,690
Previously Paid Amount	0.00
Total Fee Amount	1,286.79
Total Offset Amount	0.00
Net Fee	1,286.79
Narrative - Max Aggregate Offering Price	$ 14,790,690
Final Prospectus	true